Intangible and other assets	12 Months Ended
Dec. 31, 2012
Notes To Financial Statements [Abstract]
Intangible and other assets

5 – Intangible and other assets

In millions	December 31,	2012	2011
Deferred and long-term receivables		$87	$98
Intangible assets (A)		57	54
Investments (B)		30	31
Other		75	78
Total intangible and other assets		$249	$261

A. Intangible assets

Intangible assets consist mainly of customer contracts and relationships assumed through past acquisitions.

B. Investments

As at December 31, 2012, the Company had $20 million ($21 million as at December 31, 2011) of investments accounted for under the equity method and $10 million ($10 million as at December 31, 2011) of investments accounted for under the cost method.